RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Investments	$ 100,965,000,000		$ 92,966,000,000
Total investment	7,800,000,000		7,500,000,000
Share capital
Related Party Transaction [Line Items]
Total investment	1,000,000,000		901,000,000
Related Party
Related Party Transaction [Line Items]
Investments	17,700,000,000
Total investment	1,000,000,000		12,500,000,000
Related Party | BAM shares
Related Party Transaction [Line Items]
Investments	3,600,000,000
Related Party | Brookfield Real Estate Private Fund
Related Party Transaction [Line Items]
Investments	1,700,000,000
Related Party | Brookfield Office and Retail Real Estate Properties
Related Party Transaction [Line Items]
Investments	1,700,000,000
Related Party | BPO
Related Party Transaction [Line Items]
Deposit assets	310,000,000		493,000,000
Equity Commitment Agreement | Related Party
Related Party Transaction [Line Items]
Equity commitment	2,000,000,000.0
Related party agreements and transactions	0		$ 0
Subsidiaries Investments | Related Party
Related Party Transaction [Line Items]
Payments to acquire investments	$ 5,600,000,000	$ 4,200,000,000